Deferred Income Tax - Changes of Net Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	¥ (230,292)	¥ (321,493)
Deferred tax benefit (expense)	151,292	(10,623)	¥ (1,036)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve		12,407
Financial instruments at fair value through other comprehensive income reserve		108,090
Exchange differences on translating foreign operations reserve		474
Acquisition and disposal of subsidiaries and businesses		(16,391)
Exchange differences and others		(2,756)
At end of period	36,015	(230,292)	¥ (321,493)
IFRS 9 [member]
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	(230,292)
Deferred tax benefit (expense)	151,292
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	27,028
Financial instruments at fair value through other comprehensive income reserve	96,170
Exchange differences on translating foreign operations reserve	2,226
Acquisition and disposal of subsidiaries and businesses	(6,438)
Exchange differences and others	(3,971)
At end of period	¥ 36,015	¥ (230,292)